Fair Value Measurements - Additional Information (Detail)	3 Months Ended			6 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended
	May 31, 2013 USD ($)	Nov. 30, 2012 USD ($)	Aug. 31, 2012 USD ($)	Nov. 30, 2012 USD ($)	May 31, 2013 USD ($)	May 31, 2013 EUR (€)	May 31, 2013 INR	Nov. 30, 2012 INR	May 31, 2012 INR	Apr. 30, 2012 Conversion option, Kemrock 5.5% bonds	May 31, 2013 Conversion option, Kemrock 5.5% bonds USD ($)	May 31, 2012 Conversion option, Kemrock 5.5% bonds	May 31, 2013 Unsecured Senior Notes	May 31, 2013 Fair Value, Measurements, Recurring Cross-currency swap USD ($)	May 31, 2012 Fair Value, Measurements, Recurring Cross-currency swap USD ($)	May 31, 2013 Fair Value, Measurements, Recurring Foreign currency forward contract USD ($)	May 31, 2012 Fair Value, Measurements, Recurring Foreign currency forward contract USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contracts, fair value of liability														$ 10,048,000	$ 2,159,000	$ 4,751,000	$ 1,356,000
Debt, interest rate													6.70%
Debt, due date													Nov. 01, 2015
Effective euro fixed-rate borrowing	5.31%				5.31%
Notional principal amount of cross-currency swap	150,000,000				150,000,000	125,000,000
Loss on Kemrock conversion option		800,000	8,200,000	9,000,000	(9,030,000)
Investment in affiliate, interest rate										5.50%		5.50%
Kemrock common stock market value per share							43.85	56.70	531.00
Impairment of investments	$ 18,500,000		$ 40,300,000		$ 51,092,000						$ 13,700,000